STOCKHOLDERS' EQUITY (Details 3) - Restricted Stock [Member]	9 Months Ended
Jun. 30, 2019 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Outstanding, beginning | shares	406,564
Granted | shares	250,250
Forfeited | shares	(4,500)
Outstanding, ending | shares	652,314
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Outstanding, beginning | $ / shares	$ 4.09
Granted | $ / shares	1.32
Forfeited | $ / shares	1.99
Outstanding, ending | $ / shares	$ 3.04